Employee compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Compensation And Benefits [Abstract]
Disclosure of employee compensation and benefits

	2018	2017	2016
	$m	$m	$m
Wages and salaries	14,751	15,227	15,735
Social security costs	1,490	1,419	1,312
Post-employment benefits	1,132	669	1,042
Year ended 31 Dec	17,373	17,315	18,089

Disclosure of average number of employees

Average number of persons employed by HSBC during the year by global business
	Footnotes	2018	2017	2016
Retail Banking and Wealth Management		135,239	134,021	137,234
Commercial Banking		48,757	46,716	45,912
Global Banking and Markets		48,990	49,100	47,623
Global Private Banking		8,206	7,817	8,322
Corporate Centre	1	1,658	7,134	7,842
Year ended 31 Dec		242,850	244,788	246,933
1 The reduction in the average number of people employed was due to the completion of the cost to achieve transformation programme at the end of 2017.

Average number of persons employed by HSBC during the year by geographical region
	2018	2017	2016
Europe	67,007	70,301	71,196
Asia	127,992	125,004	122,282
Middle East and North Africa	9,798	10,408	12,021
North America	17,350	18,610	20,353
Latin America	20,703	20,465	21,081
Year ended 31 Dec	242,850	244,788	246,933

Disclosure of total incentive awards granted to income statement charge

Reconciliation of total incentive awards granted to income statement charge
	2018	2017	2016
	$m	$m	$m
Total incentive awards approved for the current year	3,473	3,303	3,035
Less: deferred bonuses awarded, expected to be recognised in future periods	(351)	(337)	(323)
Total incentives awarded and recognised in the current year	3,122	2,966	2,712
Add: current year charges for deferred bonuses from previous years	322	336	371
Other	(70)	(78)	(128)
Income statement charge for incentive awards	3,374	3,224	2,955

Disclosure of deferred incentive awards recognized and expected to be recognized

Year in which income statement is expected to reflect deferred bonuses
	Charge recognised			Expected charge
	2018	2017	2016	2019	2020 and beyond
	$m	$m	$m	$m	$m
Variable compensation from 2018 bonus pool	150	—	—	149	202
Variable compensation from 2017 bonus pool	180	162	—	60	29
Variable compensation from 2016 bonus pool and earlier	142	336	320	111	85
Total	472	498	320	320	316
Cash awards	169	184	114	102	113
Equity awards	303	314	206	218	203

Explanation of effect of share-based payments on entity's profit or loss
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $450m were equity settled (2017: $500m; 2016: $534m), as follows:

	2018	2017	2016
	$m	$m	$m
Restricted share awards	499	520	591
Savings-related and other share award option plans	23	26	33
Year ended 31 Dec	522	546	624

Disclosure of terms and conditions of share-based payment arrangement

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, LTI awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
•    An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
•    Deferred awards generally require employees to remain in employment over the vesting period and are not subject to performance conditions after the grant date.
•    Deferred share awards generally vest over a period of three, five or seven years.
•    Vested shares may be subject to a retention requirement post-vesting. GPSP awards are retained until cessation of employment.
•    Awards granted from 2010 onwards are subject to a malus provision prior to vesting.
•    Awards granted to Material Risk Takers from 2015 onwards are subject to clawback post-vesting.

International Employee Share Purchase Plan (‘ShareMatch’)
•    The plan was first introduced in Hong Kong in 2013 and now includes employees based in 27 jurisdictions.
•    Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
•    Matching awards are added at a ratio of one free share for every three purchased.
•    Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
•    Two plans: the UK Plan and the International Plan. The last grant of options under the International Plan was in 2012.
•    From 2014, eligible employees could save up to £500 per month with the option to use the savings to acquire shares.
•    Exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•    The exercise price is set at a 20% (2017: 20%) discount to the market value immediately preceding the date of invitation.

Disclosure of number and weighted average exercise prices of other equity instruments

Movement on HSBC share awards
	2018	2017
	Number	Number
	(000s)	(000s)
Restricted share awards outstanding at 1 Jan	104,525	123,166
Additions during the year	61,569	62,044
Released in the year	(67,899)	(76,051)
Forfeited in the year	(3,298)	(4,634)
Restricted share awards outstanding at 31 Dec	94,897	104,525
Weighted average fair value of awards granted ($)	7.66	7.09

Disclosure of number and weighted average exercise prices of share options

Movement on HSBC share option plans
		Savings-related share option plans
		Number	WAEP[1]
	Footnotes	(000s)	£
Outstanding at 1 Jan 2018		64,670	4.49
Granted during the year	2	20,501	5.45
Exercised during the year	3	(23,260)	4.14
Expired during the year		(3,148)	5.20
Forfeited during the year		(1,698)	4.53
Outstanding at 31 Dec 2018		57,065	4.92
Of which exercisable		3,513	4.09
Weighted average remaining contractual life (years)		2.59

Outstanding at 1 Jan 2017		70,027	4.30
Granted during the year	2	10,447	5.96
Exercised during the year	3	(9,503)	4.83
Expired during the year		(3,902)	4.45
Forfeited during the year		(2,399)	4.27
Outstanding at 31 Dec 2017		64,670	4.49
Of which exercisable		1,129	5.00
Weighted average remaining contractual life (years)		2.42

1	Weighted average exercise price.

2	The weighted average fair value of options granted during the year was $1.40 (2017: $1.29).

3	The weighted average share price at the date the options were exercised was $8.28 (2017: $9.93).

Disclosure of defined benefit plan expense recognized In profit or loss explanatory

Income statement charge
	2018	2017	2016
	$m	$m	$m
Defined benefit pension plans	355	100	218
Defined contribution pension plans	756	603	783
Pension plans	1,111	703	1,001
Defined benefit and contribution healthcare plans	21	(34)	41
Year ended 31 Dec	1,132	669	1,042

Disclosure of net defined benefit liability (asset)

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	42,799	(36,583)	(35)	6,181
Defined benefit healthcare plans	110	(524)	—	(414)
At 31 Dec 2018	42,909	(37,107)	(35)	5,767
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)				(2,167)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)				7,934

Defined benefit pension plans	47,265	(40,089)	(37)	7,139
Defined benefit healthcare plans	124	(663)	—	(539)
At 31 Dec 2017	47,389	(40,752)	(37)	6,600
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)				(2,152)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)				8,752

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal plan	Other plans	Principal plan	Other plans	Principal plan	Other plans	Principal plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	38,265	9,000	(30,126)	(9,963)	—	(37)	8,139	(1,000)
Current service cost	—	—	(66)	(157)	—	—	(66)	(157)
Past service cost and gains/(losses) from settlements	—	—	(280)	8	—	—	(280)	8
Service cost	—	—	(346)	(149)	—	—	(346)	(149)
Net interest income/(cost) on the net defined benefit asset/(liability)	970	220	(759)	(249)	—	(1)	211	(30)
Remeasurement effects recognised in other comprehensive income	(1,501)	(568)	1,180	413	—	—	(321)	(155)
– return on plan assets (excluding interest income)	(1,501)	(568)	—	—	—	—	(1,501)	(568)
– actuarial gains/(losses)	—	—	1,051	505	—	—	1,051	505
– other changes	—	—	129	(92)	—	—	129	(92)
Exchange differences	(2,038)	(151)	1,601	86	—	3	(437)	(62)
Contributions by HSBC	197	128	—	—	—	—	197	128
– normal	197	128	—	—	—	—	197	128
– special	—	—	—	—	—	—	—	—
Contributions by employees	—	26	—	(26)	—	—	—	—
Benefits paid	(1,138)	(538)	1,138	544	—	—	—	6
Administrative costs and taxes paid by plan	(51)	(22)	51	22	—	—	—	—
At 31 Dec 2018	34,704	8,095	(27,261)	(9,322)	—	(35)	7,443	(1,262)
Present value of defined benefit obligation relating to:
– actives			(5,337)	(4,443)
– deferreds			(8,200)	(1,589)
– pensioners			(13,724)	(3,290)

At 1 Jan 2017	33,442	8,955	(29,279)	(10,468)	—	(24)	4,163	(1,537)
Current service cost	—	—	(65)	(160)	—	—	(65)	(160)
Past service cost and gains/(losses) from settlements	—	(833)	(231)	1,051	—	—	(231)	218
Service cost	—	(833)	(296)	891	—	—	(296)	58
Net interest income/(cost) on the net defined benefit asset/(liability)	864	272	(750)	(300)	—	(1)	114	(29)
Remeasurement effects recognised in other comprehensive income	1,410	784	1,730	(486)	—	(9)	3,140	289
– return on plan assets (excluding interest income)	1,410	784	—	—	—	—	1,410	784
– actuarial gains/(losses)	—	—	954	(491)	—	(9)	954	(500)
– other changes	—	—	776	5	—	—	776	5
Exchange differences	3,292	239	(2,723)	(306)	—	(3)	569	(70)
Contributions by HSBC	449	236	—	—	—	—	449	236
– normal	58	215	—	—	—	—	58	215
– special	391	21	—	—	—	—	391	21
Contributions by employees	—	27	—	(27)	—	—	—	—
Benefits paid	(1,143)	(663)	1,143	716	—	—	—	53
Administrative costs and taxes paid by plan	(49)	(17)	49	17	—	—	—	—
At 31 Dec 2017	38,265	9,000	(30,126)	(9,963)	—	(37)	8,139	(1,000)
Present value of defined benefit obligation relating to:
– actives			(5,837)	(5,084)
– deferreds			(8,745)	(1,663)
– pensioners			(15,544)	(3,216)

Disclosure of information about maturity profile of defined benefit obligation
Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
		2019	2020	2021	2022	2023	2024 - 2028
	Footnotes	$m	$m	$m	$m	$m	$m
The principal plan	1	820	856	911	981	1,004	5,248
Other plans	1	442	517	522	514	469	2,286

1
The duration of the defined benefit obligation is 17.0 years for the principal plan under the disclosure assumptions adopted (2017: 17.4 years) and 13.3 years for all other plans combined (2017: 12.9 years).

Disclosure of fair value of plan assets

Fair value of plan assets by asset classes
	31 Dec 2018				31 Dec 2017
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan
Fair value of plan assets	34,704	31,300	3,404	1,034	38,265	33,624	4,641	1,006
– equities	3,675	3,675	—	—	6,131	5,503	628	—
– bonds	26,509	26,509	—	—	26,591	26,591	—	—
– derivatives	2,030	—	2,030	1,034	2,398	—	2,398	1,006
– other	2,490	1,116	1,374	—	3,145	1,530	1,615	—
Other plans
Fair value of plan assets	8,095	6,795	1,300	182	9,000	7,737	1,263	114
– equities	1,663	742	921	2	2,005	1,340	665	—
– bonds	5,707	5,559	148	7	5,871	5,714	157	7
– derivatives	37	—	37	—	—	39	(39)	—
– other	688	494	194	173	1,124	644	480	107

1	The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 36.

Disclosure of defined benefit plans

Key actuarial assumptions for the principal plan
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
UK
At 31 Dec 2018	2.80	3.40	3.10	3.65
At 31 Dec 2017	2.60	3.40	3.10	3.88
At 31 Dec 2016	2.50	3.50	3.20	4.00

Mortality tables and average life expectancy at age 65 for the principal plan
	Mortality table	Life expectancy at age 65 for a male member currently:		Life expectancy at age 65 for a female member currently:
		Aged 65	Aged 45	Aged 65	Aged 45
UK
At 31 Dec 2018	SAPS S2[1]	21.6	22.9	24.1	25.6
At 31 Dec 2017	SAPS S2[2]	22.2	23.6	24.4	25.9

1
Self-administered pension scheme (‘SAPS’) S2 table (males: 'All pensioners' version; females: 'Normal pensions' version) with a multiplier of 1.05 for male and 1.01 for female pensioners. Improvements are projected in accordance with the continuous mortality investigation (‘CMI’) core projection model 2016 with a long-term rate of improvement of 1.25% per annum. Separate tables assuming lighter mortality have been applied to higher-paid pensioners.

2
Self-administered pension scheme (‘SAPS’) S2 table (males: 'All pensioners' version; females: 'Normal pensions' version) with a multiplier of 0.98 for both male and female pensioners. Improvements are projected in accordance with the continuous mortality investigation (‘CMI’) core projection model 2016 with a long-term rate of improvement of 1.25% per annum. Separate tables assuming lighter mortality have been applied to higher-paid pensioners.

Disclosure of sensitivity analysis for actuarial assumptions

The effect of changes in key assumptions on the principal plan
	Impact on HSBC Bank (UK) Pension Scheme obligation
	Financial impact of increase		Financial impact of decrease
	2018	2017	2018	2017
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(1,097)	(1,246)	1,170	1,333
Inflation rate – increase/decrease of 0.25%	734	850	(724)	(837)
Pension payments and deferred pensions – increase/decrease of 0.25%	1,172	1,077	(1,105)	(1,021)
Pay – increase/decrease of 0.25%	55	62	(56)	(61)
Change in mortality – increase of 1 year	1,494	1,332	N/A	N/A